Employee Benefits - Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Pension Plans [Member]
Components Of Net Periodic Benefit Cost
Service cost	$ 177	$ 188	$ 152
Interest cost	211	195	197
Expected return on plan assets	(266)	(223)	(208)
Prior service cost (credit) and transition obligation (asset) amortization	(5)	(4)	(5)
Actuarial loss (gain) amortization	175	234	158
Net periodic benefit cost	292	390	294
Net actuarial gain (loss) arising during the year	(270)	(146)	(719)
Net actuarial loss (gain) amortized during the year	175	234	158
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(5)	(4)	(5)
Total recognized in other comprehensive income (loss)	(100)	84	(566)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	(392)	(306)	(860)
Postretirement Welfare Plan [Member]
Components Of Net Periodic Benefit Cost
Interest cost	3	3	3
Expected return on plan assets	(1)	(1)	(1)
Prior service cost (credit) and transition obligation (asset) amortization	(3)	(3)	(3)
Actuarial loss (gain) amortization	(4)	(4)	(6)
Net periodic benefit cost	(5)	(5)	(7)
Net actuarial gain (loss) arising during the year	15	4	(14)
Net actuarial loss (gain) amortized during the year	(4)	(4)	(6)
Net prior service cost (credit) and transition obligation (asset) amortized during the year	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	8	(3)	(23)
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$ 13	$ 2	$ (16)